Shareowners' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Shareowners' Equity

NOTE 11. SHAREOWNERS’ EQUITY

(In millions)	2014	2013	2012

Preferred stock issued	$-	$-	$-

Common stock issued	$-	$-	$-

Accumulated other comprehensive income
Balance at January 1	$(1,034)	$(940)	$(2,096)
Other comprehensive income before reclassifications	(263)	433	1,312
Reclassifications from other comprehensive income	720	(527)	(156)
Other comprehensive income, net, attributable to GECC	457	(94)	1,156
Balance at December 31	$(577)	$(1,034)	$(940)

Additional paid-in capital
Balance at January 1	$32,563	$31,586	$27,628
Contributions and other(a)	436	977	3,958
Balance at December 31	$32,999	$32,563	$31,586

Retained earnings
Balance at January 1	$51,165	$51,244	$51,578
Net earnings	7,234	6,204	6,215
Dividends and other	(3,322)	(6,283)	(6,549)
Balance at December 31	$55,077	$51,165	$51,244

Total equity
GECC shareowners' equity balance at December 31	$87,499	$82,694	$81,890
Noncontrolling interests balance at December 31	2,899	432	707
Total equity balance at December 31	$90,398	$83,126	$82,597

(a) 2014 included $440 million related to the excess of the net proceeds from the Synchrony Financial IPO over the carrying value of the interest sold.

During the second quarter of 2013, we issued 10,000 shares of non-cumulative perpetual preferred stock with a $0.01 par value for proceeds of $990 million. The preferred shares bear an initial fixed interest rate of 5.25% through June 15, 2023, bear a floating rate equal to three-month LIBOR plus 2.967% thereafter and are callable on June 15, 2023. Dividends on the GECC preferred stock are payable semiannually, in June and December, with the first payment on this issuance made in December 2013.

During 2012, we issued 40,000 shares of non-cumulative perpetual preferred stock with a $0.01 par value for proceeds of $3,960 million. Of these shares, 22,500 bear an initial fixed interest rate of 7.125% through June 15, 2022, bear a floating rate equal to three-month LIBOR plus 5.296% thereafter and are callable on June 15, 2022 and 17,500 shares bear an initial fixed interest rate of 6.25% through December 15, 2022, bear a floating rate equal to three-month LIBOR plus 4.704% thereafter and are callable on December 15, 2022. Dividends on the preferred stock are payable semi-annually, in June and December, with the first payment on these issuances made in December 2012.

During 2014, 2013 and 2012, we paid preferred stock dividends of $322 million, $298 million and $123 million, respectively. During 2014, 2013, and 2012, we paid quarterly dividends of $2,000 million, $1,930 million and $1,926 million and special dividends of $1,000 million, $4,055 million and $4,500 million to GE, respectively.

Our consolidated affiliates may be subject to regulation by various national authorities including banking, financial services and insurance regulators, and are restricted from remitting certain funds to us in the form of dividends or loans. However, such funds are available for use by these affiliates, without restriction, to repay borrowings, to fund new loans, or for other normal business purposes. Our regulated bank subsidiaries are also subject to minimum regulatory capital requirements and we have also committed to maintain the total capital level for our run-off insurance operations at 300 % of the regulatory minimum required level. At December 31, 2014, restricted net assets of our financial services consolidated affiliates were approximately $23.3 billion.

The aggregate statutory capital and surplus of the insurance activities totaled $2.2 billion, $2.4 billion and $1.6 billion at 2014, 2013, and 2012, respectively. Accounting practices prescribed by statutory authorities are used in preparing statutory statements.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(In millions)	2014	2013	2012

Investment securities
Balance at January 1	$309	$673	$(33)
Other comprehensive income (loss) (OCI) before reclassifications –
net of deferred taxes of $415, $(386) and $386(a)	696	(675)	685
Reclassifications from OCI – net of deferred taxes
of $8, $215 and $12	7	306	22
Other comprehensive income (loss)(b)	703	(369)	707
Less OCI attributable to noncontrolling interests	2	(5)	1
Balance at December 31	$1,010	$309	$673

Currency translation adjustments (CTA)
Balance at January 1(c)	$(530)	$(131)	$(399)
OCI before reclassifications – net of deferred taxes
of $(145), $(655) and $(261)	(163)	247	411
Reclassifications from OCI – net of deferred taxes
of $213, $791 and $55	(162)	(810)	(131)
Other comprehensive income (loss)(b)	(325)	(563)	280
Less OCI attributable to noncontrolling interests	(17)	(7)	12
Balance at December 31	$(838)	$(687)	$(131)

Cash flow hedges
Balance at January 1(c)	$(450)	$(746)	$(1,101)
OCI before reclassifications –
net of deferred taxes of $3 and $235, $378	(573)	521	434
Reclassifications from OCI – net of deferred taxes
of $35, $(158) and $(250)	851	(66)	(80)
Other comprehensive income (loss)(b)	278	455	354
Less OCI attributable to noncontrolling interests	-	2	(1)
Balance at December 31	$(172)	$(293)	$(746)

Benefit plans
Balance at January 1	$(363)	$(736)	$(563)
Prior service credit (cost) – net of deferred taxes
of $0, $4 and $0	-	24	-
Net actuarial gain (loss) – net of deferred taxes
of $(101), $156 and $(86)	(238)	306	(206)
Prior service cost amortization – net of deferred taxes
of $0, $0 and $0	2	-	-
Net actuarial loss amortization – net of deferred taxes
of $7, $16 and $10	22	43	33
Other comprehensive income (loss)(b)	(214)	373	(173)
Less OCI attributable to noncontrolling interests	-	-	-
Balance at December 31	$(577)	$(363)	$(736)

Accumulated other comprehensive income (loss) at December 31	$(577)	$(1,034)	$(940)

(a) Includes adjustments of $ 960 million, $(1,171) million and $527 million in 2014, 2013 and 2012, respectively, to deferred acquisition costs, present value of future profits, and investment contracts, insurance liabilities and insurance annuity benefits in our run-off insurance operations to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

(b) Total other comprehensive income (loss) was $442 million, $(104) million and $1,168 million in 2014, 2013 and 2012, respectively.

(c) Includes a $157 million reclassification between 2014 opening balances in Currency Translation Adjustments and Cash Flow Hedges.

RECLASSIFICATION OUT OF AOCI

(In millions)	2014	2013	2012	Statement of Earnings Caption

Available-for-sale securities
Realized gains (losses) on
sale/impairment of securities	$(15)	$(521)	$(34)	Revenues from services
	8	215	12	Benefit (provision) for income taxes
	$(7)	$(306)	$(22)	Net of tax
Currency translation adjustments
Gains (losses) on dispositions	$(51)	$19	$76	Costs and expenses
	213	791	55	Benefit (provision) for income taxes
	$162	$810	$131	Net of tax
Cash flow hedges
Gains (losses) on interest rate derivatives	$(234)	$(364)	$(494)	Interest
Foreign exchange contracts	(652)	588	824	(a)
	(886)	224	330	Total before tax
	35	(158)	(250)	Benefit (provision) for income taxes
	$(851)	$66	$80	Net of tax
Benefit plan items
Amortization of prior service costs	$(2)	$-	$-	(b)
Amortization of actuarial gains (losses)	(29)	(59)	(43)	(b)
	(31)	(59)	(43)	Total before tax
	7	16	10	Benefit (provision) for income taxes
	$(24)	$(43)	$(33)	Net of tax

Total reclassification adjustments	$(720)	$527	$156	Net of tax

  Included $(607) million, $608 million and $894 million in revenues from services and $(45) million, $(20) million and $(70) million in interest in 2014, 2013 and 2012, respectively.
  Amortization of prior service costs and actuarial gains and losses out of AOCI are included in the computation of net periodic pension costs.

Noncontrolling Interests

Noncontrolling interests in equity of consolidated affiliates includes common shares in consolidated affiliates and preferred stock issued by our affiliates. The balance is summarized as follows.

December 31 (In millions)	2014	2013

Synchrony Financial	$2,531	$-
Other noncontrolling interests in consolidated affiliates(a)	368	432
Total	$2,899	$432

(a) Consisted of a number of individually insignificant noncontrolling interests in partnerships and consolidated affiliates.

CHANGES TO NONCONTROLLING INTERESTS

(In millions)	2014	2013	2012

Beginning balance	$432	$707	$690
Net earnings	162	53	63
Dividends	(6)	(48)	(19)
Dispositions	(75)	(174)	-
Synchrony Financial IPO	2,393	-	-
Other (including AOCI)	(7)	(106)	(27)
Ending balance	$2,899	$432	$707